Shareholder Report, Holdings (Details)	Oct. 31, 2024
Nicholas Fixed Income Alternative ETF | U.S. Treasury Note/Bond - 1.00%, 12/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Nicholas Fixed Income Alternative ETF | U.S. Treasury Note/Bond - 4.63%, 10/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Nicholas Fixed Income Alternative ETF | U.S. Treasury Note/Bond - 0.50%, 03/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Nicholas Fixed Income Alternative ETF | U.S. Treasury Note/Bond - 2.63%, 02/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Nicholas Fixed Income Alternative ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Nicholas Fixed Income Alternative ETF | S&P 500® Index, Expiration: 12/31/2024; Exercise Price: $5,400.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Nicholas Fixed Income Alternative ETF | United States Oil Fund LP, Expiration: 12/20/2024; Exercise Price: $67.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Nicholas Fixed Income Alternative ETF | iShares Silver Trust, Expiration: 12/20/2024; Exercise Price: $25.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Nicholas Fixed Income Alternative ETF | iShares 20+ Year Treasury Bond ETF, Expiration: 11/15/2024; Exercise Price: $89.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Nicholas Fixed Income Alternative ETF | VanEck Semiconductor ETF, Expiration: 12/20/2024; Exercise Price: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Nicholas Fixed Income Alternative ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Nicholas Fixed Income Alternative ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Nicholas Fixed Income Alternative ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Nicholas Fixed Income Alternative ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Nicholas Fixed Income Alternative ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Nicholas Fixed Income Alternative ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Nicholas Global Equity and Income ETF | Vanguard Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Nicholas Global Equity and Income ETF | Vanguard S&P 500® ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Nicholas Global Equity and Income ETF | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Nicholas Global Equity and Income ETF | Vanguard Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Nicholas Global Equity and Income ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Nicholas Global Equity and Income ETF | Global X MSCI Argentina ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Nicholas Global Equity and Income ETF | Franklin FTSE India ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Nicholas Global Equity and Income ETF | Freedom 100 Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Nicholas Global Equity and Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Nicholas Global Equity and Income ETF | United Microelectronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nicholas Global Equity and Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Nicholas Global Equity and Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Nicholas Global Equity and Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Nicholas Global Equity and Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Nicholas Global Equity and Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%